Putnam New York Tax Exempt Income Fund
The fund's portfolio
2/28/21 (Unaudited)
Key to holding's abbreviations
AGC — Assured Guaranty Corporation
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
FCS — Farm Credit System
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
G.O. Bonds — General Obligation Bonds
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 0.03% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (96.3%)(a)
	Rating(RAT)	Principal amount	Value
Alaska (1.0%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Tanana Chiefs Conference), Ser. A
4.00%, 10/1/37	A+/F	$4,635,000	$5,254,514
4.00%, 10/1/35	A+/F	4,280,000	4,886,005

			10,140,519
Guam (0.1%)
Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, 5.00%, 10/1/34	Baa2	700,000	729,071

			729,071
New York (95.2%)
Albany, Cap. Resource Corp. Rev. Bonds
(Albany College of Pharmacy & Hlth. Sciences), Ser. A, 5.00%, 12/1/33	BBB+	325,000	357,757
(Albany College of Pharmacy & Hlth. Sciences), Ser. A, 5.00%, 12/1/32	BBB+	495,000	546,361
(Empire Commons Student Hsg., Inc.), Ser. A, 5.00%, 5/1/32	A	265,000	298,954
(Albany College of Pharmacy & Hlth. Sciences), Ser. A, 5.00%, 12/1/31	BBB+	115,000	127,252
(Empire Commons Student Hsg., Inc.), Ser. A, 5.00%, 5/1/31	A	1,150,000	1,302,732
(Albany College of Pharmacy & Hlth. Sciences), Ser. A, 5.00%, 12/1/30	BBB+	250,000	277,590
(Empire Commons Student Hsg., Inc.), Ser. A, 5.00%, 5/1/30	A	700,000	796,257
(Empire Commons Student Hsg., Inc.), Ser. A, 5.00%, 5/1/29	A	590,000	673,615
(Empire Commons Student Hsg., Inc.), 5.00%, 5/1/28	A	200,000	229,188
(Empire Commons Student Hsg., Inc.), Ser. A, 5.00%, 5/1/25	A	580,000	658,868
(Empire Commons Student Hsg., Inc), 5.00%, 5/1/22	A	215,000	222,000
Brookhaven, Local Dev. Corp. Rev. Bonds
(Jeffersons Ferry), 5.25%, 11/1/36	BBB/F	1,200,000	1,380,072
(Brookhaven Memorial Hosp. Med. Ctr., Inc. Oblig. Group), 4.00%, 10/1/45	BBB-	2,000,000	2,176,500
Broome Cnty., Local Dev. Corp. Rev. Bonds, (United Hlth. Svcs. Hosp. Oblig. Group), AGM
4.00%, 4/1/50	AA	1,300,000	1,440,439
4.00%, 4/1/40	AA	1,350,000	1,543,590
4.00%, 4/1/39	AA	1,295,000	1,484,174
4.00%, 4/1/38	AA	1,185,000	1,362,169
4.00%, 4/1/34	AA	1,000,000	1,166,210
Buffalo & Erie Cnty., Indl. Land Dev. Corp. Rev. Bonds
(Catholic Hlth. Syst. Oblig. Group), 5.25%, 7/1/35	Baa2	1,000,000	1,140,440
(Orchard Park), 5.00%, 11/15/37	BBB-/F	4,470,000	4,873,552
(Charter School for Applied Tech.), Ser. A, 5.00%, 6/1/35	BBB	2,000,000	2,201,980
(Orchard Park), 5.00%, 11/15/30	BBB-/F	500,000	554,180
(D'Youville College), 4.00%, 11/1/50	BBB	2,535,000	2,716,329
(D'Youville College), 4.00%, 11/1/45	BBB	4,000,000	4,302,800
(D'Youville College), 4.00%, 11/1/40	BBB	1,000,000	1,090,480
(D'Youville College), 4.00%, 11/1/35	BBB	1,025,000	1,137,125
Buffalo & Fort Erie, Pub. Bridge Auth. Rev. Bonds
5.00%, 1/1/42	A+	2,250,000	2,624,625
(Toll Bridge Syst.), 5.00%, 1/1/25	A+	400,000	465,660
(Toll Bridge Syst.), 5.00%, 1/1/24	A+	250,000	281,758
Build NY City Resource Corp. Rev. Bonds
(Manhattan College), 5.00%, 8/1/47	A-	1,000,000	1,147,820
(YMCA of Greater NY), 5.00%, 8/1/40	Baa2	2,575,000	2,824,492
(Children's Aid Society (The)), 5.00%, 7/1/40	A+	3,175,000	3,559,016
(Q Student Residences, LLC), Ser. A, 5.00%, 6/1/38	Aa2	2,850,000	3,220,358
(South Bronx Charter School for Intl. Cultures & the Arts), Ser. A, 5.00%, 4/15/33	BB+	2,000,000	2,076,880
(Bronx Charter School for Excellence), Ser. A, 5.00%, 4/1/33	BBB-	620,000	653,096
(YMCA of Greater NY), U.S. Govt. Coll., 5.00%, 8/1/32 (Prerefunded 8/1/22)	Baa2	1,740,000	1,858,633
(Children's Aid Society (The)), 4.00%, 7/1/49	A+	1,000,000	1,111,910
(Children's Aid Society (The)), 4.00%, 7/1/44	A+	450,000	505,188
(Children's Aid Society (The)), 4.00%, 7/1/38	A+	290,000	331,992
(Children's Aid Society (The)), 4.00%, 7/1/36	A+	125,000	143,999
Build NY City Resource Corp. 144A Rev. Bonds, (Inwood Academy Leadership Charter School), Ser. A, 5.125%, 5/1/38	BB/P	1,100,000	1,231,571
Build NY City Resource Corp. Solid Waste Disp. 144A Rev. Bonds, (Pratt Paper NY, Inc.), 5.00%, 1/1/35	B+/P	1,750,000	1,934,433
Dutchess Cnty., Local Dev. Corp. Rev. Bonds
(Anderson Ctr. Svcs., Inc.), 6.00%, 10/1/30	BB+	2,780,000	2,784,809
(Culinary Inst. of America (The)), 5.00%, 7/1/35	Baa2	155,000	172,265
(Culinary Inst. of America (The)), 5.00%, 7/1/32	Baa2	1,065,000	1,190,872
(Nuvance Health Oblig. Group), Ser. B, 4.00%, 7/1/49	A-	2,250,000	2,517,953
Dutchess Cnty., Local Dev. Corp. 144A Rev. Bonds, (Bard College), Ser. A, 5.00%, 7/1/45	BB+	3,000,000	3,500,970
Erie Cnty., Fiscal Stability Auth. Rev. Bonds, (Sales Tax & State Aid), Ser. D
5.00%, 9/1/39	Aa1	515,000	628,068
5.00%, 9/1/38	Aa1	1,500,000	1,830,825
5.00%, 9/1/37	Aa1	1,000,000	1,222,630
5.00%, 9/1/36	Aa1	1,500,000	1,838,685
5.00%, 9/1/35	Aa1	1,250,000	1,536,625
Glen Cove, Local Econ. Assistance Corp. Rev. Bonds, (Garvies Point Pub. Impt.), Ser. C, stepped-coupon zero % (5.625%, 1/1/24), 1/1/55(STP)	B/P	600,000	644,100
Hempstead Town, Local Dev. Corp. Rev. Bonds
(Molloy College), 5.00%, 7/1/48	BBB	1,000,000	1,151,380
(Hofstra U.), 5.00%, 7/1/47	A2	1,000,000	1,185,940
(Molloy College), 5.00%, 7/1/44	BBB	2,300,000	2,479,607
(Molloy College), 5.00%, 7/1/43	BBB	1,025,000	1,187,985
(Hofstra U.), 5.00%, 7/1/42	A2	1,200,000	1,433,388
(Molloy College), 5.00%, 7/1/38	BBB	865,000	1,016,193
(Molloy College), 5.00%, 7/1/38	BBB	480,000	553,296
(Molloy College), 5.00%, 7/1/37	BBB	315,000	363,904
(Adelphi U.), 5.00%, 2/1/34	A-	200,000	243,014
(Adelphi U.), 5.00%, 2/1/33	A-	205,000	250,053
(Adelphi U.), 5.00%, 2/1/32	A-	230,000	281,704
(Adelphi U.), 5.00%, 2/1/31	A-	200,000	246,126
(Adelphi U.), 5.00%, 2/1/30	A-	155,000	191,668
(Hofstra U.), 5.00%, 7/1/28	A2	650,000	658,255
(Adelphi U.), 4.00%, 2/1/39	A-	1,000,000	1,113,200
Hudson Yards Infrastructure Corp. Rev. Bonds, Ser. A, 5.75%, 2/15/47	Aa3	1,160,000	1,164,628
Liberty, Dev. Corp. Rev. Bonds, (Goldman Sachs Headquarters)
5.50%, 10/1/37	A2	4,010,000	5,870,800
5.25%, 10/1/35	A2	4,000,000	5,605,160
Long Island, Pwr. Auth. Elec. Syst. Rev. Bonds
Ser. B, 5.00%, 9/1/46	A2	2,500,000	2,924,650
Ser. B, 5.00%, 9/1/45	A2	2,000,000	2,295,340
Ser. A, 5.00%, 9/1/44	A2	8,500,000	9,546,945
5.00%, 9/1/42	A2	2,000,000	2,410,280
Ser. B, 5.00%, 9/1/41	A2	5,250,000	6,190,013
Ser. A, 5.00%, 9/1/39	A2	8,800,000	9,957,992
5.00%, 9/1/37	A2	1,000,000	1,218,470
5.00%, 9/1/36	A2	1,000,000	1,220,920
Ser. B, 5.00%, 9/1/36	A2	1,500,000	1,785,990
5.00%, 9/1/35	A2	1,000,000	1,223,710
5.00%, 9/1/34	A2	1,000,000	1,225,990
5.00%, 9/1/33	A2	500,000	614,245
Ser. A, 4.00%, 9/1/38	A2	8,000,000	9,179,120
AGM, zero %, 6/1/28	AA	2,510,000	2,227,474
Metro. Trans. Auth. Rev. Bonds
(Green Bonds), Ser. C, BAM, 5.00%, 11/15/42	AA	10,000,000	12,256,800
Ser. C, 5.00%, 11/15/41	A3	3,305,000	3,505,580
Ser. D, 5.00%, 11/15/38	A3	4,070,000	4,397,269
Ser. B, 5.00%, 11/15/33	A3	5,220,000	6,096,699
Ser. D-1, 5.00%, 11/15/33	A3	960,000	1,076,314
4.00%, 11/15/45	A3	6,000,000	6,597,120
Ser. D, 4.00%, 11/15/42	A3	10,000,000	10,881,300
Metro. Trans. Auth. Dedicated Tax Mandatory Put Bonds (6/1/22), Ser. A-2A, 0.48%, 11/1/26	AA	4,350,000	4,348,956
Metro. Trans. Auth. Dedicated Tax Rev. Bonds
Ser. A, 5.25%, 11/15/34	AA	5,600,000	6,768,328
(Green Bonds), Ser. B-1, 5.00%, 11/15/36	AA	3,500,000	4,148,130
(Green Bonds), Ser. B-1, 5.00%, 11/15/34	AA	3,500,000	4,164,965
Metro. Trans. Auth. Hudson Rail Yards Trust Oblig. Rev. Bonds, Ser. A, 5.00%, 11/15/51	A3	9,500,000	9,752,415
Monroe Cnty., Indl. Dev. Corp. Rev. Bonds
(Rochester Gen. Hosp.), 5.00%, 12/1/46	BBB+	3,000,000	3,437,850
(Rochester Gen. Hosp.), Ser. A, 5.00%, 12/1/37	BBB+	2,000,000	2,112,280
(Rochester Gen. Hosp.), 5.00%, 12/1/35	BBB+	600,000	704,736
(U. of Rochester), Ser. A, 5.00%, 7/1/33	Aa3	1,000,000	1,158,990
(Rochester Gen. Hosp.), Ser. A, 5.00%, 12/1/32	BBB+	1,250,000	1,326,375
(St. John Fisher College), Ser. A, 5.00%, 6/1/29	A-	800,000	888,256
(U. of Rochester), 4.00%, 7/1/50	Aa3	3,500,000	3,954,825
(Rochester Regl. Hlth. Oblig. Group), 4.00%, 12/1/46	BBB+	1,250,000	1,402,563
(Highland Hosp.), 4.00%, 7/1/40	A2	3,890,000	4,374,461
(U. of Rochester), Ser. C, 4.00%, 7/1/37	Aa3	2,700,000	3,035,583
(U. of Rochester), Ser. C, 4.00%, 7/1/36	Aa3	850,000	958,188
(U. of Rochester), Ser. D, 4.00%, 7/1/36	Aa3	750,000	845,460
(U. of Rochester), Ser. C, 4.00%, 7/1/35	Aa3	1,000,000	1,130,470
(U. of Rochester), Ser. D, 4.00%, 7/1/34	Aa3	1,000,000	1,133,050
(U. of Rochester), Ser. C, 4.00%, 7/1/33	Aa3	1,500,000	1,704,345
(U. of Rochester), Ser. C, 4.00%, 7/1/32	Aa3	1,600,000	1,824,096
(U. of Rochester), Ser. D, 4.00%, 7/1/32	Aa3	1,000,000	1,140,060
Monroe Cnty., Indl. Dev. Corp. 144A Rev. Bonds, (True North Rochester Prep Charter School)
5.00%, 6/1/59	Baa3	1,075,000	1,226,285
5.00%, 6/1/50	Baa3	1,260,000	1,446,505
Nassau Cnty., Local Econ. Assistance Corp. Rev. Bonds
(South Nassau Communities Hosp.), 5.00%, 7/1/37	Baa2	2,050,000	2,127,921
(Catholic Hlth. Svcs. of Long Island Oblig. Group), 5.00%, 7/1/33	A-	1,355,000	1,500,595
(Catholic Hlth. Svcs. of Long Island Oblig. Group), 5.00%, 7/1/32	A-	1,500,000	1,664,235
(South Nassau Communities Hosp.), 5.00%, 7/1/27	Baa2	1,255,000	1,313,935
Nassau Cnty., Tobacco Settlement Corp. Rev. Bonds, Ser. A-2, 5.25%, 6/1/26	CCC+	5,640,000	5,781,056
New Rochelle, Corp. Local Dev. Rev. Bonds, (Iona College), Ser. A, 5.00%, 7/1/40	Baa2	350,000	383,653
Niagara Area Dev. Corp. Solid Waste Disp. Fac. 144A Rev. Bonds, (Covanta Holding Corp.), Ser. A, 4.75%, 11/1/42	B1	5,000,000	5,235,600
Niagara Falls, Rev. Bonds, Ser. A, BAM, 4.00%, 10/1/44	AA	500,000	532,070
Niagara Frontier Trans. Auth. Rev. Bonds, (Buffalo Niagara Intl. Arpt.), Ser. A
5.00%, 4/1/39	A3	1,040,000	1,223,737
5.00%, 4/1/37	A3	1,000,000	1,182,990
5.00%, 4/1/35	A3	200,000	238,202
5.00%, 4/1/28	A3	2,560,000	2,853,632
5.00%, 4/1/27	A3	875,000	976,780
5.00%, 4/1/24	A3	2,000,000	2,237,160
NY City, G.O. Bonds
Ser. F-1, 5.00%, 4/1/43	Aa2	9,440,000	11,188,099
Ser. E-1, 5.00%, 3/1/39	Aa2	5,000,000	5,984,800
Ser. B-1, 5.00%, 12/1/35	Aa2	2,000,000	2,405,260
Ser. E, 5.00%, 8/1/34	Aa2	6,360,000	7,606,178
Ser. D-1, 4.00%, 3/1/50	Aa2	5,170,000	5,754,882
Ser. D-1, 4.00%, 3/1/44	Aa2	2,330,000	2,615,169
Ser. D-1, 4.00%, 3/1/42	Aa2	3,000,000	3,383,430
Ser. A, 4.00%, 8/1/40	Aa2	10,000,000	11,262,200
NY City, VRDN
Ser. I-4, 0.02%, 4/1/36	VMIG 1	5,500,000	5,500,000
Ser. I-2, 0.01%, 3/1/40	VMIG 1	5,650,000	5,650,000
Ser. I-8, 0.01%, 4/1/36	VMIG 1	6,655,000	6,655,000
NY City, Hlth. & Hosp. Corp. Rev. Bonds, Ser. A
4.00%, 2/15/48	Aa3	880,000	1,001,176
4.00%, 2/15/45	Aa3	1,810,000	2,065,735
NY City, Hsg. Dev. Corp. Rev. Bonds
(Sustainable Neighborhoods), Ser. A-1, 4.15%, 11/1/38(T)	Aa2	25,000,000	27,510,268
(Multi-Fam. Hsg.), Ser. H-2-A, 4.40%, 5/1/31	AA+	4,000,000	4,017,360
NY City, Indl. Dev. Agcy. Rev. Bonds
(Queens Baseball Stadium), AMBAC, 5.00%, 1/1/24 (Prerefunded 3/15/21)	Baa2	3,500,000	3,506,055
(Yankee Stadium, LLC), AGM, 4.00%, 3/1/45	AA	1,000,000	1,138,130
NY City, Indl. Dev. Agcy. Arpt. Fac. Rev. Bonds, (Sr. Trips), Ser. A, 5.00%, 7/1/28	BBB+	1,500,000	1,568,175
NY City, Muni. Wtr. & Swr. Syst. Fin. Auth. Rev. Bonds
Ser. EE, 5.00%, 6/15/47	Aa1	5,365,000	5,873,548
(2nd Gen. Resolution), 5.00%, 6/15/46	Aa1	12,460,000	14,532,098
(2nd Gen. Resolution), Ser. BB, 5.00%, 6/15/46	Aa1	2,500,000	2,738,175
NY City, Muni. Wtr. & Swr. Syst. Fin. Auth. VRDN
0.02%, 6/15/49	VMIG 1	3,690,000	3,690,000
Ser. DD-1, 0.02%, 6/15/43	VMIG 1	15,400,000	15,400,000
NY City, Transitional Fin. Auth. Rev. Bonds
Ser. E-1, 5.00%, 2/1/41	AAA	5,200,000	5,922,332
Ser. B-1, 5.00%, 8/1/40	AAA	6,575,000	7,829,116
Ser. B-1, 5.00%, 8/1/39	AAA	3,660,000	4,156,808
Ser. E-1, 5.00%, 2/1/39	AAA	9,000,000	10,595,700
Ser. B-1, 5.00%, 8/1/38	AAA	5,000,000	5,965,250
Ser. A-1, 5.00%, 5/1/37	AAA	1,000,000	1,187,190
Ser. A-1, 5.00%, 5/1/36	AAA	3,585,000	4,265,971
Ser. A-3, 4.00%, 5/1/43	AAA	5,000,000	5,626,300
Ser. C-1, 4.00%, 5/1/39	AAA	2,250,000	2,586,533
4.00%, 11/1/38	AAA	10,000,000	11,354,500
NY City, Transitional Fin. Auth. Bldg. Aid Rev. Bonds
Ser. S-1, 5.00%, 7/15/43	AA	6,500,000	7,593,495
Ser. S-1, 5.00%, 7/15/40	AA	4,550,000	5,220,579
Ser. S-2, 5.00%, 7/15/40	AA	8,110,000	9,454,719
Ser. S-2A, 5.00%, 7/15/36	AA	3,250,000	3,984,500
Ser. S-3A, 5.00%, 7/15/34	AA	4,250,000	5,247,220
NY City, Trust for Cultural Resources Rev. Bonds
(Wildlife Conservation Society), Ser. A, 5.00%, 8/1/42 (Prerefunded 8/1/23)	A1	1,915,000	2,134,765
(Lincoln Ctr. for the Performing Arts, Inc.), 5.00%, 12/1/31	A	3,800,000	4,952,882
(Lincoln Ctr. for the Performing Arts, Inc.), 4.00%, 12/1/35	A	1,000,000	1,177,290
(Lincoln Ctr. for the Performing Arts, Inc.), 4.00%, 12/1/34	A	1,000,000	1,183,730
(Lincoln Ctr. for the Performing Arts, Inc.), 4.00%, 12/1/33	A	2,750,000	3,271,510
NY Counties, Tobacco Trust II Rev. Bonds, (Tobacco Settlement Pass Through), 5.75%, 6/1/43	BBB	840,000	841,235
NY Counties, Tobacco Trust III Rev. Bonds, (Tobacco Settlement Pass Through), 6.00%, 6/1/43	A3	50,000	50,086
NY Counties, Tobacco Trust IV Rev. Bonds, (Tobacco Settlement Pass Through), Ser. A, 5.00%, 6/1/38	B-	7,250,000	7,344,323
NY Counties, Tobacco Trust VI Rev. Bonds, (Tobacco Settlement Pass Through)
Ser. A-2B, 5.00%, 6/1/51	BB+/P	3,300,000	3,476,946
Ser. B, 5.00%, 6/1/41	BBB+	250,000	281,333
Ser. B, 5.00%, 6/1/36	A-	265,000	301,432
NY State Convention Ctr. Dev. Corp. Rev. Bonds, (Hotel Unit Fee)
5.00%, 11/15/45	A1	3,000,000	3,357,810
zero %, 11/15/50	A1	7,000,000	2,358,650
NY State Dorm. Auth. Rev. Bonds
(NYU), Ser. 1, AMBAC, 5.50%, 7/1/40	Aa2	6,000,000	8,749,080
(NYU), Ser. 1, AMBAC, 5.50%, 7/1/31	Aa2	6,170,000	8,035,808
(St. Joseph's College), 5.00%, 7/1/51	BBB-/F	725,000	830,727
(St. Joseph's College), 4.00%, 7/1/40	BBB-/F	200,000	212,558
(St. Joseph's College), 4.00%, 7/1/35	BBB-/F	600,000	647,532
(St. Joseph's College/Brooklyn NY), Ser. A, 4.00%, 7/1/34	BBB-/F	850,000	922,395
NY State Dorm. Auth. Non-State Supported Debt Mandatory Put Bonds (5/1/26), (Northwell Hlth. Oblig. Group), Ser. B-3, 5.00%, 5/1/48	A3	2,000,000	2,380,580
NY State Dorm. Auth. Non-State Supported Debt Rev. Bonds
(Skidmore College), Ser. A, 5.50%, 7/1/41 (Prerefunded 7/1/21)	A1	3,000,000	3,052,920
(Culinary Inst. of America), 5.50%, 7/1/33	Baa2	1,180,000	1,285,704
(School Dist. Fin. Program), Ser. C, AGC, 5.125%, 10/1/36	AA	40,000	40,141
(North Shore Long Island Jewish Oblig. Group), Ser. A, 5.00%, 5/1/43	A3	2,500,000	2,789,925
(Teachers College), 5.00%, 7/1/42	A1	3,000,000	3,164,130
(Pratt Institute), 5.00%, 7/1/39	A2	2,750,000	3,233,175
(Pratt Institute), Ser. A, FCS, FHLMC Coll., 5.00%, 7/1/39 (Prerefunded 7/1/24)	A2	1,000,000	1,152,030
(St. John's U.), Ser. A, 5.00%, 7/1/37	A3	1,400,000	1,604,288
(North Shore Long Island Jewish Oblig. Group), Ser. A, 5.00%, 5/1/37	A3	3,000,000	3,388,620
(NYU), Ser. A, 5.00%, 7/1/36	Aa2	1,000,000	1,250,820
(NYU), Ser. A, 5.00%, 7/1/35	Aa2	2,000,000	2,358,860
(Culinary Inst. of America), 5.00%, 7/1/34	Baa2	350,000	362,401
(Pratt Institute), Ser. A, FCS, FHLMC Coll., U.S. Govt. Coll., 5.00%, 7/1/34 (Prerefunded 7/1/24)	A2	1,000,000	1,152,030
(Teachers College), 5.00%, 7/1/34	A1	2,750,000	2,904,220
(NYU), Ser. A, 5.00%, 7/1/33	Aa2	1,000,000	1,262,740
(NYU Hosp. Ctr.), 5.00%, 7/1/33	A	360,000	421,304
(North Shore Long Island Jewish Oblig. Group), Ser. A, 5.00%, 5/1/33	A3	5,000,000	5,708,150
(School Dist. Fin. Program), Ser. C, AGC, 5.00%, 10/1/31	AA	20,000	20,068
(New School (The)), 5.00%, 7/1/31	A3	5,000,000	5,059,350
(NYU Hosp. Ctr.), 5.00%, 7/1/30	A	1,000,000	1,181,240
(Montefiore Oblig. Group), Ser. A, 4.00%, 9/1/50	BBB	2,350,000	2,609,417
(Fordham University), 4.00%, 7/1/50	A2	11,000,000	12,299,980
(Montefiore Oblig. Group), Ser. A, 4.00%, 9/1/45	BBB	1,750,000	1,956,588
(Rochester Inst. of Tech.), Ser. A, 4.00%, 7/1/44	A1	5,770,000	6,477,633
(NYU), Ser. A, 4.00%, 7/1/35	Aa2	1,000,000	1,163,180
(NYU), Ser. A, 4.00%, 7/1/34	Aa2	1,195,000	1,395,413
NY State Dorm. Auth. Non-State Supported Debt 144A Rev. Bonds, (Orange Regl. Med. Ctr.)
5.00%, 12/1/37	Baa3	4,300,000	4,882,607
5.00%, 12/1/36	Baa3	700,000	797,993
NY State Dorm. Auth. Personal Income Tax Rev. Bonds
Ser. B, 5.00%, 2/15/41	AA+	9,910,000	11,994,866
Ser. B, U.S. Govt. Coll., 5.00%, 2/15/41 (Prerefunded 8/15/27)	AAA/P	10,000	12,658
Ser. B-C, 5.00%, 2/15/41	AA+	4,995,000	5,780,064
Ser. B-C, U.S. Govt. Coll., 5.00%, 2/15/41 (Prerefunded 2/15/25)	AAA/P	5,000	5,873
Ser. B, 5.00%, 2/15/39	AA+	2,995,000	3,631,018
Ser. B, U.S. Govt. Coll., 5.00%, 2/15/39 (Prerefunded 8/15/27)	AAA/P	5,000	6,329
NY State Dorm. Auth. Sales Tax Rev. Bonds, Ser. A, 5.00%, 3/15/44	AA+	5,500,000	6,143,940
NY State Env. Fac. Corp. Solid Waste Disp. Mandatory Put Bonds (9/2/25), (Casella Waste Syst. Inc.), Ser. R-1, 2.75%, 9/1/50	B	550,000	566,737
NY State Liberty Dev. Corp. Rev. Bonds
(7 World Trade Ctr.), Class 3, 5.00%, 3/15/44	A2	1,000,000	1,040,340
(1 World Trade Ctr. Port Auth.), 5.00%, 12/15/41	Aa3	7,500,000	7,741,425
(7 World Trade Ctr.), Class 1, 5.00%, 9/15/40	Aaa	4,815,000	5,021,515
(4 World Trade Ctr.), 5.00%, 11/15/31	A	2,500,000	2,574,125
(One Bryant Park, LLC), Class 3, 2.80%, 9/15/69	Baa2	5,500,000	5,321,800
NY State Liberty Dev. Corp. 144A Rev. Bonds, (3 World Trade Ctr., LLC)
Class 2, 5.15%, 11/15/34	BB/P	515,000	572,603
Class 1-3, 5.00%, 11/15/44	BB-/P	15,975,000	17,378,404
NY State Mtge. Agcy. Rev. Bonds, Ser. 189, 3.85%, 10/1/34	Aa1	945,000	976,232
NY State Pwr. Auth. Rev. Bonds, Ser. A, 4.00%, 11/15/60	Aa2	10,000,000	11,360,400
NY State Thruway Auth. Rev. Bonds
Ser. A, 5.00%, 1/1/46	A2	2,000,000	2,325,960
Ser. B, 4.00%, 1/1/50	A2	4,000,000	4,486,000
Ser. B, 4.00%, 1/1/41	A2	5,000,000	5,694,950
NY State Trans. Special Fac. Dev. Corp. Rev. Bonds
(Laguardia Arpt. Term. B Redev. Program), Ser. A, 5.00%, 7/1/46	Baa3	2,000,000	2,226,640
(Laguardia Arpt. Term. B Redev. Program), Ser. A, 5.00%, 7/1/41	Baa3	2,500,000	2,799,775
(Delta Air Lines, Inc.), 5.00%, 10/1/40	Baa3	7,250,000	8,813,028
(Delta Air Lines, Inc. - LaGuardia Arpt. Term. C&D), 5.00%, 1/1/36	Baa3	5,000,000	5,874,150
(Delta Air Lines, Inc.), 5.00%, 10/1/35	Baa3	750,000	925,808
(Delta Air Lines, Inc. - LaGuardia Arpt. Term. C&D), 5.00%, 1/1/34	Baa3	2,000,000	2,361,100
(Delta Air Lines, Inc. - LaGuardia Arpt. Term. C&D), 5.00%, 1/1/32	Baa3	1,000,000	1,189,360
(Terminal One Group Assn.), 5.00%, 1/1/23	Baa3	1,500,000	1,617,345
(JFK Intl. Arpt. Term. 4, LLC), 4.00%, 12/1/41	Baa1	900,000	997,281
(JFK Intl. Arpt. Term. 4, LLC), 4.00%, 12/1/38	Baa1	600,000	676,698
NY State Urban Dev. Corp. Rev. Bonds, 4.00%, 3/15/45	Aa2	3,000,000	3,410,220
NY State Urban Dev. Corp. Personal Income Tax Rev. Bonds, (Group C), Ser. A , 5.00%, 3/15/38	AA+	6,515,000	7,661,770
Oneida Cnty., Local Dev. Corp. Rev. Bonds, (Mohawk Valley Hlth. Syst.), Ser. A, AGM
4.00%, 12/1/49	AA	4,000,000	4,422,560
4.00%, 12/1/38	AA	1,250,000	1,412,938
4.00%, 12/1/37	AA	1,000,000	1,133,730
4.00%, 12/1/36	AA	1,250,000	1,421,688
4.00%, 12/1/35	AA	1,000,000	1,141,650
Onondaga Cnty., Resource Recvy. Agcy. Rev. Bonds, Ser. A, AGM, 5.00%, 5/1/29	AA	3,120,000	3,580,699
Onondaga, Civic Dev. Corp. Rev. Bonds, (Le Moyne College)
5.00%, 1/1/43	Baa2	740,000	848,129
Ser. B, 5.00%, 7/1/35	Baa2	410,000	500,196
5.00%, 7/1/34	Baa2	445,000	496,015
Ser. B, 5.00%, 7/1/34	Baa2	285,000	348,772
Ser. B, 5.00%, 7/1/33	Baa2	305,000	374,384
5.00%, 7/1/32	Baa2	1,635,000	1,700,580
Ser. B, 5.00%, 7/1/32	Baa2	265,000	327,529
Ser. B, 4.00%, 7/1/40	Baa2	300,000	329,496
Ser. B, 4.00%, 7/1/39	Baa2	825,000	908,449
Ser. B, 4.00%, 7/1/38	Baa2	455,000	502,447
Ser. B, 4.00%, 7/1/37	Baa2	490,000	542,807
Ser. B, 4.00%, 7/1/36	Baa2	425,000	473,289
Oyster Bay, G.O. Bonds, (Pub. Impt.), 4.00%, 2/15/26	Baa1	3,000,000	3,368,670
Port Auth. of NY & NJ Rev. Bonds
Ser. 206, 5.00%, 11/15/42	Aa3	5,000,000	5,925,000
Ser. 194, 5.00%, 10/15/41	Aa3	5,450,000	6,367,889
Ser. 197, 5.00%, 11/15/34	Aa3	2,500,000	3,012,725
Ser. 185, 5.00%, 9/1/30	Aa3	2,000,000	2,271,300
Ser. 222, 4.00%, 7/15/40	Aa3	500,000	578,255
Ser. 217, 4.00%, 11/1/39	Aa3	3,250,000	3,766,848
Ser. 217, 4.00%, 11/1/38	Aa3	4,600,000	5,344,510
Ser. 217, 4.00%, 11/1/37	Aa3	3,800,000	4,428,140
Poughkeepsie City, G.O. Bonds
5.00%, 6/1/31	Ba1	600,000	656,718
5.00%, 6/1/25	Ba1	230,000	254,691
5.00%, 6/1/24	Ba1	460,000	500,020
5.00%, 6/1/23	Ba1	1,125,000	1,195,403
5.00%, 6/1/22	Ba1	1,070,000	1,109,194
Saratoga Cnty., Cap. Resource Rev. Bonds, (Skidmore College)
Ser. A, 5.00%, 7/1/45	A1	2,500,000	3,094,025
Ser. 21A, 5.00%, 7/1/33(FWC)	A1	1,170,000	1,499,940
Ser. A, 4.00%, 7/1/50	A1	2,200,000	2,501,642
Ser. 21A, 4.00%, 7/1/37(FWC)	A1	1,385,000	1,610,381
Ser. 21A, 4.00%, 7/1/35(FWC)	A1	1,285,000	1,505,557
Schenectady Cnty., Cap. Resource Corp. Rev. Bonds, (Union College), 5.00%, 7/1/32	A1	3,430,000	3,584,727
Southold, Local Dev. Corp. Rev. Bonds, (Peconic Landing at Southold, Inc.), 5.00%, 12/1/45	BBB-/F	2,250,000	2,390,198
St. Lawrence Cnty., Indl. Dev. Agcy. Civic Dev. Corp. Rev. Bonds, (Clarkson U.), Ser. A
5.25%, 9/1/33	Baa1	1,050,000	1,080,902
5.00%, 9/1/41	Baa1	1,750,000	1,791,493
Suffolk Cnty., G.O. Bonds, Ser. B, AGM, 5.00%, 10/15/26	AA	4,000,000	4,893,960
Suffolk Cnty., Indl. Dev. Agcy. Rev. Bonds, (Nissequogue Cogen. Partners Fac.), 5.50%, 1/1/23	BBB-/P	620,000	625,462
Tompkins Cnty., Dev. Corp. Rev. Bonds
(Kendal at Ithaca, Inc.), 5.00%, 7/1/44	BBB+	2,570,000	2,770,589
(Ithaca College), 5.00%, 7/1/41	A2	715,000	847,368
(Ithaca College), 5.00%, 7/1/37	A2	250,000	298,958
(Ithaca College), 5.00%, 7/1/35	A2	150,000	180,194
(Ithaca College), 5.00%, 7/1/34	A2	150,000	180,623
Triborough Bridge & Tunnel Auth. Rev. Bonds
(MTA Bridges & Tunnels), Ser. A, 5.00%, 11/15/49	Aa3	6,000,000	7,526,880
Ser. A, 5.00%, 11/15/44	Aa3	2,340,000	2,624,638
Ser. A, 5.00%, 11/15/41	Aa3	3,750,000	4,371,638
Ser. B, 5.00%, 11/15/38	Aa3	1,000,000	1,201,220
Ser. B, zero %, 11/15/32	Aa3	3,900,000	3,124,836
Ser. A, zero %, 11/15/30	A1	7,000,000	5,738,180
Triborough Bridge & Tunnel Auth. VRDN, Ser. F, 0.01%, 11/1/32	VMIG 1	13,065,000	13,065,000
Troy, Cap. Resource Corp. Rev. Bonds, (Rensselaer Polytechnic Inst.), Ser. A
5.00%, 9/1/39	A3	1,250,000	1,545,213
5.00%, 9/1/38	A3	1,300,000	1,611,337
5.00%, 9/1/37	A3	1,375,000	1,709,634
5.00%, 9/1/36	A3	1,500,000	1,871,670
5.00%, 9/1/35	A3	1,000,000	1,252,690
5.00%, 9/1/34	A3	2,250,000	2,827,958
5.00%, 9/1/32	A3	1,625,000	2,059,249
5.00%, 9/1/31	A3	1,500,000	1,910,655
5.00%, 9/1/30	A3	1,000,000	1,280,710
4.00%, 9/1/40	A3	1,375,000	1,558,123
TSASC, Inc. Rev. Bonds, Ser. A, 5.00%, 6/1/41	BBB+	15,490,000	17,881,036
Westchester Cnty., Indl Dev. Agcy. Civic Fac. Rev. Bonds, (Pace U.), Ser. A, 5.50%, 5/1/42	BBB-	4,405,000	4,850,698
Westchester Cnty., Local Dev. Corp. Rev. Bonds
(Westchester Med. Ctr.), 5.00%, 11/1/46	Baa2	3,500,000	3,825,640
(Purchase Hsg. Corp. II), 5.00%, 6/1/42	BBB	1,235,000	1,362,860
Westchester Tobacco Asset Securitization Corp. Rev. Bonds, Ser. B, 5.00%, 6/1/41	BBB+	1,250,000	1,472,763
Western Nassau Cnty., Wtr. Auth. Rev. Bonds, Ser. A, 5.00%, 4/1/40	A1	2,400,000	2,729,904
Yonkers, G.O. Bonds, Ser. A, AGM, 5.00%, 11/15/31	AA	2,200,000	2,611,202
Yonkers, Econ. Dev. Corp. Edl. Rev. Bonds, (Charter School of Edl. Excellence), Ser. A
5.00%, 10/15/54	BB/P	465,000	515,764
5.00%, 10/15/49	BB/P	640,000	712,384
5.00%, 10/15/39	BB/P	420,000	477,221

			966,496,914
Puerto Rico (—%)
Cmnwlth. of PR, Sales Tax Fin. Corp. (COFINA) Rev. Bonds, Class 2, zero %, 8/1/47	BBB/P	1,548,906	436,808

			436,808

Total municipal bonds and notes (cost $926,042,491)			$977,803,312

UNITIZED TRUST (0.1%)(a)
	Shares	Value
CMS Liquidating Trust 144A(NON)(F)	600	$877,326

Total unitized trust (cost $1,816,443)		$877,326

SHORT-TERM INVESTMENTS (4.6%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 0.12%(AFF)	Shares	46,655,868	$46,655,868
U.S. Treasury Cash Management Bills 0.032%, 6/1/21(SEG)(SEGSF)		$300,000	299,962

Total short-term investments (cost $46,955,844)			$46,955,830
TOTAL INVESTMENTS

Total investments (cost $974,814,778)			$1,025,636,468

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Citibank, N.A.
$4,800,000	$180,614	$—	3/17/21	—	0.81% minus Municipal Market Data Index AAA municipal yields 10 Year rate — At maturity	$(180,614)
Morgan Stanley & Co. International PLC
12,200,000	192,150	—	5/4/21	—	0.35% minus Municipal Market Data Index AAA municipal yields 5 Year rate — At maturity	(192,150)
20,000,000	322,320	—	5/11/21	—	0.35% minus Municipal Market Data Index AAA municipal yields 5 Year rate — At maturity	(322,320)
4,000,000	48,824	—	4/14/21	—	0.40% minus Municipal Market Data Index AAA municipal yields 5 Year rate — At maturity	(48,824)
7,500,000	91,545	—	4/14/21	—	0.40% minus Municipal Market Data Index AAA municipal yields 5 Year rate — At maturity	(91,545)
8,430,000	105,544	—	4/20/21	—	0.40% minus Municipal Market Data Index AAA municipal yields 5 Year rate — At maturity	(105,544)
2,875,000	228,933	—	4/14/21	—	1.50% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	228,933
2,107,500	170,741	—	4/20/21	—	1.50% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	170,741
3,050,000	226,475	—	5/4/21	—	1.55% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	226,475

Upfront premium received		—	Unrealized appreciation			626,149

Upfront premium (paid)		—	Unrealized (depreciation)			(940,997)

Total		$—			Total	$(314,848)

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2020 through February 28, 2021 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,015,364,832.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 11/30/20	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 2/28/21
	Short-term investments
	Putnam Short Term Investment Fund**	$13,962,972	$84,200,409	$51,507,513	$6,372	$46,655,868

	Total Short-term investments	$13,962,972	$84,200,409	$51,507,513	$6,372	$46,655,868
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $57,993.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $241,969.
(FWC)	Forward commitment, in part or in entirety.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(T)	Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
	At the close of the reporting period, the fund maintained liquid assets totaling $37,266,391 to cover certain derivative contracts, tender option bonds and the settlement of certain securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index, 1 Month US LIBOR or 3 Month US LIBOR rates, which were 0.03%, 0.12% and 0.19%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Transportation	18.3%
	Education	18.0
	Tax bonds	12.9
	Utilities	11.2
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and for gaining exposure to specific sectors.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $314,848 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $241,969 and may include amounts related to unsettled agreements.
	Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At the close of the reporting period, the fund’s investments with a value of $27,510,268 were held by the TOB trust and served as collateral for $16,684,687 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $4,045 for these investments based on an average interest rate of 0.10%.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$977,803,312	$—
Unitized trust	—	—	877,326
Short-term investments	—	46,955,830	—

Totals by level	$—	$1,024,759,142	$877,326
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Total return swap contracts	$—	$(314,848)	$—

Totals by level	$—	$(314,848)	$—
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
OTC total return swap contracts (notional)	$53,400,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com